Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of earning per share [Abstract]
Schedule of Earnings per Share
Amounts in US$ ‘000 except for shares	2019	2018	2017
Numerator: Profit (Loss) for the year attributable to owners	57,757	72,415	(24,228)
Denominator: Weighted average number of shares used in basic EPS	60,217,523	60,612,230	60,093,191
Earnings (Losses) after tax per share (US$) – basic	0.96	1.19	(0.40)

Amounts in US$ ‘000 except for shares	2019	2018	2017 (a)
Weighted average number of shares used in basic EPS	60,217,523	60,612,230	60,093,191
Effect of dilutive potential common shares (a)
Stock awards at US$ 0.001	2,433,126	4,758,552	—
Weighted average number of common shares for the purposes of diluted earnings per shares	62,650,649	65,370,782	60,093,191
Earnings (Losses) after tax per share (US$) – diluted	0.92	1.11	(0.40)
(a)	For the year ended December 31, 2017, there were 4,564,777 of potential shares that could have a dilutive impact. They were considered antidilutive due to negative earnings.